Earnings per Share - Earnings per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic Earnings per Share
Net loss available to common shareholders	$ (77,328)	$ (68,157)	$ (31,937)
Available to- allocate pro-rata between Class A and B	0	0	0
Diluted Earnings per Share
Net loss available to common shareholders	(77,328)	(68,157)	(31,937)
Available to - allocate pro rata between Class A and B	$ 0	$ 0	$ 0
Class A Common Stock [Member]
Class of Stock [Line Items]
Basic weighted average number of common shares outstanding	47,575,889	47,554,351	47,541,484
Weighted average number of RSU's without service conditions (note 12)	400,000	300,000	243,904
Common shares and common share equivalents, diluted	47,975,889	47,854,351	47,785,388
Basic Earnings per Share
Net loss available to common shareholders	$ (77,328)	$ (68,157)	$ (31,937)
Available to - Class A shareholders for arrears	$ 0	$ 0	$ 0
Earnings per share	$ (1.61)	$ (1.42)	$ (0.67)
Diluted Earnings per Share
Net loss available to common shareholders	$ (77,328)	$ (68,157)	$ (31,937)
Available to - Class A shareholders for arrears	$ 0	$ 0	$ 0
Earnings per share	$ (1.61)	$ (1.42)	$ (0.67)
Class B Common Stock [Member]
Class of Stock [Line Items]
Basic weighted average number of common shares outstanding	7,405,956	7,405,956	7,405,956
Common shares and common share equivalents, diluted	7,405,956	7,405,956	7,405,956
Basic Earnings per Share
Earnings per share	$ 0	$ 0	$ 0
Diluted Earnings per Share
Earnings per share	$ 0	$ 0	$ 0